Loans and Leases Held for Investment, Net Acquired Portfolio of Loans and Leases with Evidence of Credit Deterioration (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Acquired Credit Impaired Loans And Leases Outstanding Unpaid Principal Balance Or Contractual Net nvestmentat Acquisition		$ 435,941	$ 1,556,556
Acquired Credit Impaired Loans And Leases Outstanding Expected Cash Flows at Acquisition		245,654	1,139,759
Acquired Credit Impaired Loans And Leases Outstanding Basis at Acquisition		225,002	933,576
Carrying value, net of allowance	1,045,841	1,143,187	1,200,763
Outstanding unpaid principal balance or contractual net investment	1,122,228	1,229,207	1,400,623
Allowance for loan and lease losses, beginning of year	20,318	15,989	9,981	1,533
Allowance for loan and lease losses, end of period	20,318	15,989	9,981	1,533
Bank Of Florida
Accounts, Notes, Loans and Financing Receivable [Line Items]
Acquired Credit Impaired Loans And Leases Outstanding Unpaid Principal Balance Or Contractual Net nvestmentat Acquisition			1,310,686
Acquired Credit Impaired Loans And Leases Outstanding Expected Cash Flows at Acquisition			996,292
Acquired Credit Impaired Loans And Leases Outstanding Basis at Acquisition			807,014
Carrying value, net of allowance	557,008	621,116	756,835
Outstanding unpaid principal balance or contractual net investment	613,623	685,967	907,678
Allowance for loan and lease losses, beginning of year	15,828	11,638	6,189
Allowance for loan and lease losses, end of period	15,828	11,638	6,189
Other Acquired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Acquired Credit Impaired Loans And Leases Outstanding Unpaid Principal Balance Or Contractual Net nvestmentat Acquisition			123,282
Acquired Credit Impaired Loans And Leases Outstanding Expected Cash Flows at Acquisition			98,549
Acquired Credit Impaired Loans And Leases Outstanding Basis at Acquisition			87,768
Carrying value, net of allowance	488,833	522,071	437,186
Outstanding unpaid principal balance or contractual net investment	508,605	543,240	449,267
Allowance for loan and lease losses, beginning of year	4,490	4,351	3,695	1,533
Allowance for loan and lease losses, end of period	4,490	4,351	3,695	1,533
Tygris
Accounts, Notes, Loans and Financing Receivable [Line Items]
Acquired Credit Impaired Loans And Leases Outstanding Unpaid Principal Balance Or Contractual Net nvestmentat Acquisition			122,588
Acquired Credit Impaired Loans And Leases Outstanding Expected Cash Flows at Acquisition			44,918
Acquired Credit Impaired Loans And Leases Outstanding Basis at Acquisition			38,794
Carrying value, net of allowance			6,742
Outstanding unpaid principal balance or contractual net investment			43,678
Allowance for loan and lease losses, beginning of year			97
Allowance for loan and lease losses, end of period			$ 97